Summary of Significant Accounting Policies - Summary of Reconciles of Closing and Opening Loss Allowance (Detail) - Impact on initial application of IFRS 9 (2014) [member] ¥ in Millions	Jan. 01, 2018 CNY (¥)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	¥ 6,657
Additional credit loss recognized at January 1, 2018 on: - Accounts receivable	1,118
Balance, end of year	¥ 7,775